Description of business - Additional Information (Detail) - Retained earnings [member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Comprehensive income (loss)	$ 768,043	$ 41,907,079
Shareholders' deficiency	8,387,237	$ 11,681,831
Working capital deficiency	$ 7,688,354